Lease obligations (Details Narrative) $ in Thousands					12 Months Ended
	Sep. 04, 2024 CAD ($)	Jun. 01, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 01, 2019 CAD ($)	Dec. 31, 2025 CAD ($) ft²	Dec. 31, 2024 CAD ($)	Dec. 17, 2020 ft²	Nov. 01, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Jul. 11, 2017 CAD ($) ft²
Statement [Line Items]
Term of agreement			10 years
Discount rate used in lease obligations					6.00%
Reduced sublease rent per annum			$ 87
Cash outflow for leases					$ 415	$ 370
Subleases Agreement With Gvi [Member]
Statement [Line Items]
Term of agreement				3 years	3 years
Sublease rent upto 30th April, 2016									$ 170
Sublease rent								$ 306	$ 212
Reduced sublease rent per annum	$ 222			$ 238
Extended sublease rent per annum		$ 222
Subleases Agreement With Marley Drug [Member]
Statement [Line Items]
Term of agreement		5 years
Sublease rent		$ 97
Discount rate used in lease obligations		5.00%					3.00%
Marley Drug Inc [Member]
Statement [Line Items]
Area of retail space | ft²							3,280
Gateway Pharmacy [Member]
Statement [Line Items]
Sublease rent										$ 57
Discount rate used in lease obligations										5.50%
Area of retail space | ft²										1,157
West Olympia Pharmacy [Member]
Statement [Line Items]
Term of agreement					60 months
Sublease rent					$ 58
Discount rate used in lease obligations					5.50%
Area of retail space | ft²					1,731